Segment information	6 Months Ended
Dec. 31, 2018
Segment information
Segment information

6Segment information

The principal activity of the Group is the operation of men’s and women’s professional football clubs. All of the activities of the Group support the operation of the football clubs and the success of the men’s first team in particular is critical to the on-going development of the Group. Consequently the Chief Operating Decision Maker (being the Board and executive officers of Manchester United plc) regards the Group as operating in one material segment, being the operation of professional football clubs.

All revenue derives from the Group’s principal activity in the United Kingdom. Revenue can be analysed into its three main components as follows:

	Three months ended 31 December		Six months ended 31 December
	2018 £’000	Restated(1) 2017 £’000	2018 £’000	Restated(1) 2017 £’000
Commercial	65,944	65,300	141,844	145,778
Broadcasting	103,676	75,147	146,518	115,980
Matchday	38,992	36,968	55,276	59,322

	208,612	177,415	343,638	321,080

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.

All non-current assets, other than US deferred tax assets, are held within the United Kingdom.